Income Tax and Social Contribution - Schedule of Breakdown of Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown of Expense [Abstract]
Current income tax and social contribution	R$ (63,725)	R$ (78,999)	R$ (35,806)
Deferred income tax and social contribution	(4,297)	(12,866)	(9,104)
Income tax and social contribution expense	R$ (68,022)	R$ (91,865)	R$ (44,910)